November 7, 2014

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price International Funds, Inc. (“Registrant”)
consisting of the following series and classes:
 T. Rowe Price Global High Income Bond Fund
 T. Rowe Price Global High Income Bond Fund—Advisor Class
 T. Rowe Price Global Unconstrained Bond Fund
 T. Rowe Price Global Unconstrained Bond Fund—Advisor Class

 File Nos.: 002-65539/811-2958

Dear Ms. O’Neal-Johnson:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 145 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the addition of two new series and two new classes called the T. Rowe Price Global High Income Bond Fund, T. Rowe Price Global High Income Bond Fund—Advisor Class, T. Rowe Price Global Unconstrained Bond Fund, and T. Rowe Price Global Unconstrained Bond Fund—Advisor Class.

The filing contains four prospectuses. The first prospectus is for the T. Rowe Price Global High Income Bond Fund, a retail mutual fund, and the second prospectus is for the T. Rowe Price Global High Income Bond Fund—Advisor Class. The disclosure in Sections 1 and 3 of the advisor class prospectus are substantially similar to that of the retail mutual fund.

The third prospectus is for the T. Rowe Price Global Unconstrained Bond Fund, a retail mutual fund, and the final prospectus is for the T. Rowe Price Global Unconstrained Bond Fund—Advisor Class. The disclosure in Sections 1 and 3 of the advisor class prospectus are substantially similar to that of the retail mutual fund.

Sections 2 and 4 of the T. Rowe Price Global High Income Bond Fund and the T. Rowe Price Global Unconstrained Bond Fund are common to prospectuses for all T. Rowe Price retail mutual funds. Sections 2 and 4 of the T. Rowe Price Global High Income Bond Fund—Advisor Class and the T. Rowe Price Global Unconstrained Bond Fund—Advisor Class are common to the prospectuses for all T. Rowe Price advisor class funds.

We have not yet obtained NASDAQ ticker symbols, however, once they are received, they will be added to the front cover of each prospectus.

The Statement of Additional Information (the “SAI”) is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds). Certain changes have been made in the text of the SAI to reflect the addition of the new series and classes.

The filing is scheduled to go effective on January 21, 2015.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell N. Braman at 410-345-2013.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Esquire